08.31 Fidelity Municipal Money Market Fund PRO-04 | Fidelity® Municipal Money Market Fund
Fund Summary Fund: Fidelity® Municipal Money Market Fund
Investment Objective
The fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Municipal Money Market Fund}	08.31 Fidelity Municipal Money Market Fund PRO-04 Fidelity® Municipal Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Municipal Money Market Fund}	08.31 Fidelity Municipal Money Market Fund PRO-04 Fidelity® Municipal Money Market Fund Fidelity Municipal Money Market Fund-Default
Management fee	0.26%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.40%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Municipal Money Market Fund}	08.31 Fidelity Municipal Money Market Fund PRO-04 Fidelity® Municipal Money Market Fund Fidelity Municipal Money Market Fund-Default USD ($)
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505

Principal Investment Strategies
  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Potentially investing up to 20% of assets in securities subject to state and/or federal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.85%	June 30, 2007
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	0.35%	September 30, 2017

Average Annual Returns
For the periods ended December 31, 2016
Average Annual Total Returns{- Fidelity® Municipal Money Market Fund}	Past 1 year	Past 5 years	Past 10 years
08.31 Fidelity Municipal Money Market Fund PRO-04 | Fidelity® Municipal Money Market Fund | Fidelity Municipal Money Market Fund-Default | Return Before Taxes	0.15%	0.04%	0.56%